Customer Contract Related Balances - Summary of Significant Movements in Contract Assets and Liabilities (Detail) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of performance obligations [abstract]
Revenue recognized in the year relating to the opening contract liability balance	kr 19,745	kr 20,563
Revenue recognized relating to performance obligations satisﬁed, or partially satisfied, in prior reporting periods	(186)	458
Aggregate amount of transaction price allocated to unsatisﬁed, or partially unsatisﬁed, performance obligations	kr 138,234	kr 93,934